Related party transactions - Schedule of Transactions Between Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [Abstract]
Short-term employee benefits	¥ 3,309	¥ 4,488	¥ 7,468
Share-based compensation	5,377	23,034	229,542
Total	¥ 8,686	¥ 27,522	¥ 237,010